6 RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	1 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 10, 2012	Aug. 02, 2012	May 09, 2012	Dec. 31, 2011	Dec. 31, 2012 Michael Friedman, President	Dec. 31, 2012 Barry Hollander, CFO
Management fees paid								$ 25,507	$ 22,000
Common stock issued	50,000	500,000							366,000
Value of share									$ 0.033
Common stock owned by Mediswipe, Inc.	6,000,000	6,000,000	6,000,000				6,000,000
Approximately representation of Company's outstanding common stock	0.60	0.60	0.60				0.32
Amount owed to Mediswipe	69,934	69,934	69,934				56,186
Exercise price per share					0.30
Option vest as follows:	50,000	50,000	50,000		200,000
Restricted common stock issued for patent				100,000
Convertible promissory note						50,000
Convertible promissory note bears an interest of:						0.08
Percentage of the lowest closing bid price						0.65
Limitations on holder's right for conversion - percentage						4.9
Interest Rate						12.00%
Debt discount						50,000
Initial loss on valuation of derivative liabilities						1,282
Fair Value	40,000	40,000	40,000			51,282
The company increased the derivative liability by:			$ 11,282